Other current financial liabilities - Summary of other current financial liabilities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of financial liabilities [line items]
Customers with credit balances	€ 104,967	€ 174,870
Financial liabilities due to third parties	2,387,683	775,922
Invoices not yet received	4,570,272	2,681,136
Miscellaneous other financial liabilities	191,253	317,144
Total	7,254,176	3,949,072	€ 5,837,124
Commercial Agreement
Disclosure of financial liabilities [line items]
Financial liabilities due to third parties	838,000	€ 775,000
Due to over payments by customers	€ 1,279,000